Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	$ 1,627,917	$ 1,557,515	$ 1,477,195
United States
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	938,925	989,374
Italy
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	366,990	254,052
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	43,379	47,388
All other
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	$ 278,623	$ 266,701